CONVERTIBLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
CONVERTIBLE PREFERRED STOCK

The holders of the Series 1 convertible preferred stock (“preferred stock”) had various rights and preferences as follows:

Voting Rights — Each share of preferred stock has voting rights equivalent to the number of shares of common stock into which it is convertible.

Conversion — Each share of preferred stock is convertible by the holder at any time into shares of common stock (subject to adjustment for events of dilution, as defined) at a conversion rate of $0.40 per share. The preferred stock shall automatically be converted into common stock upon the earlier of: (i) an initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933, as amended, covering the offer and sale of the Company’s common stock or (ii) the prior written approval of the holders representing a majority of the outstanding shares of preferred stock, voting as a single class and on an as-converted basis.

Dividends — The holders of the preferred stock are entitled to receive noncumulative dividends, if and when declared by the Board of Directors. No dividends had been declared through December 31, 2012.

Liquidation — In the event of any liquidation, dissolution, or winding-up of the Company, the holders of the preferred stock shall be entitled to receive, prior and in preference to any distribution to the holders of common stock, their respective liquidation amounts. “Liquidation amount” shall mean the original issuance price of a particular share of preferred stock, plus any dividends declared but unpaid thereon. The original per share issuance price of Series 1 preferred stock is $0.40, subject to adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization. If, upon such liquidation, dissolution, or winding-up of the Company the assets available for distribution to the stockholders shall be insufficient to pay the holders of shares of preferred stock the full liquidation amounts, the holders of preferred stock shall share ratably in any distribution of the assets in proportion to their respective liquidation amounts. After the payment to the holders of preferred stock of their full liquidation amount, any remaining assets were distributed to the holders of common stock in proportion to the number of shares owned by each such stockholder.

Stock Warrants — In 2008, the Company issued warrants resulting in the right to purchase 193,750 shares of Series 1 preferred stock at an exercise price of $0.40 per share to various investors (See Note 6), and recorded the fair value of the warrants at $52,665 at the time of issuance. The warrants were valued using the Black-Scholes option-valuation model with the following assumptions: contractual life of 7 years, volatility of 83.5% to 85.4%, risk-free interest rate of 2.8% to 3.6%, and no expected dividends.

In 2010, the Company issued warrants to various investors to purchase shares of the Company’s equity securities in the Next Equity Financing at an exercise price equal to the price per share received from investors of the Next Equity Financing, and recorded the fair value of the warrants at $3,680 at the time of issuance. The warrants were valued using the Black-Scholes option-valuation model with the following assumptions: contractual life of 7 years, volatility of 84.2% to 84.9%, risk-free interest rate of 1.9% to 2.0%, and no expected dividends.

In 2011, the Company issued warrants to various investors to purchase shares of the Company’s equity securities in the Next Equity Financing at an exercise price equal to the price per share received from investors of the Next Equity Financing or at a specified exercise price of $0.10-$0.20 per share, and recorded the fair value of the warrants at $314,835 at the time of issuance. The warrants were valued using the Black-Scholes option-valuation model with the following assumptions: contractual life of 1 to 7 years, volatility of 62.7% to 77.8%, risk-free interest rate of 0.9% to 2.9%, and no expected dividends.

In July, 2012, our Board of Directors adopted a new stock plan, the Management, Employee, Advisor and Director Preferred Stock Option Plan – 2012 Series B Convertible Preferred Stock Plan. The purposes of this Plan are to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to Management, Employees, Advisors and Directors and to promote the success of our business. Certain current and former Management, Employees, Advisors and Directors were awarded a total of 1,248,000 options to purchase Series B Preferred shares on July 15, 2012, and an additional 1,200,000 options on November 4, 2012. These options currently vest over four years and cannot be converted into common or sold for two years from the date of the Designation of the Series B Preferred shares. Each share of the Series B Preferred stock converts into fifty shares of common stock.

As of December 31, 2012 and 2011, the fair value of the warrant liability was $232,990 and $283,931, respectively. The changes in fair value for the years ended December 31, 2012 and 2011 and the period from January 14, 2008 (date of inception) to December 31, 2012 of $48,911, $35,319 and $33,966, respectively, have been recorded in the accompanying statements of operations as a component of other income (expense). The fair value of the warrants at December 31, 2012 and 2011 were determined using the Black-Scholes model with the following assumptions:

	2012	2011
Annualized volatility	275% - 624%	62.7% - 86.3%
Contractual life (years)	.5	.06 - 6.3
Expected dividends	0%	0%
Risk-free investment rate	0.12 - .014%	0.1% - 1.5%

None of the stock warrants have been exercised as of December 31, 2012.